Business combination (Tables)	12 Months Ended
Dec. 31, 2015
100 Online and DuBooker [Member]
Business combination [Line Items]
Schedule of allocation of the purchase price at the date of acquisition

RMB

Cash consideration	60,000
Contingent consideration	183,000
Total consideration	243,000

Net assets acquired	1,882
Identifiable intangible assets acquired
- Brand names	42,000
- Others	18,300
Goodwill	195,893
Deferred tax liabilities	(15,075)
Total	243,000

Xingxue and Chuangzhi [Member]
Business combination [Line Items]
Schedule of allocation of the purchase price at the date of acquisition
RMB

Net liabilities assumed	(8,549)
Identifiable intangible assets acquired
- Brand names	43,620
- Other	4,792
Goodwill	100,382
Deferred tax liabilities	(12,103)
Total	128,142

Beifu [Member]
Business combination [Line Items]
Schedule of allocation of the purchase price at the date of acquisition
RMB

Cash consideration	39,200
Contingent consideration	107,306
Total consideration	146,506

Net assets acquired	31,994
Identifiable intangible assets acquired	12,900
Goodwill	147,388
Deferred tax liabilities	(3,225)
Non-controlling interest	(42,551)
Total	146,506